Accounting principles	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Accounting principles

Note 2. Accounting principles

2.1 Basis for preparation

The Consolidated Financial Statements of Cellectis as of and for the year ended December 31, 2018 were approved by our Board of Directors on March 7, 2019.

Our Consolidated Financial Statements are presented in U.S. dollars. See Note 2.2.

The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Consolidated Financial Statements have been prepared using the historical cost measurement basis except for certain assets and liabilities that are measured at fair value in accordance with IFRS.

IFRS include International Financial Reporting Standards (“IFRS”), International Accounting Standards (“the IAS”), as well as the interpretations issued by the Standards Interpretation Committee (“the SIC”), and the International Financial Reporting Interpretations Committee (“IFRIC”). The significant accounting methods used to prepare the Consolidated Financial Statements are described below.

Application of new or amended standards or new amendments

The following pronouncements and related amendments have been adopted by us from January 1, 2018 but had no significant impact on the Consolidated Financial Statements (see Note 2.3 for discussion of IFRS 15 adoption):

•	IFRS 9 “Financial Instruments” (applicable for periods beginning after January 1, 2018)

•	Amendments to IFRS 2 “Classification and Measurement of Share-based Payment Transactions” (applicable for periods beginning after January 1, 2018)

•	IFRIC 22 “Foreign Currency Transactions and Advance Consideration” (applicable for periods beginning after January 1, 2018)

Standards, interpretations and amendments issued but not yet effective

The following pronouncements and related amendments are applicable for first quarter accounting periods beginning after January 1, 2019. We do not anticipate that the adoption of these pronouncements and amendments will have a material impact on our results of operations, financial position or cash flows.

•	Amendment to IFRS 9 “Financial Instruments – Prepayment Features with Negative Compensation” (applicable for periods beginning after January 1, 2019)

•	IFRIC 23 “Uncertainty over Income Tax Treatments” (applicable for periods beginning after January 1, 2019)

IFRS 16 “Leases” is applicable for annual periods beginning on or after January 1, 2019. The application of this standard will lead Cellectis to recognize in the balance sheet most of our lease commitments, without separation between “operating lease” and “finance lease” contracts. The work related to the first application of this standard, as of January 1, 2019, continued during the year. We identified all lease contracts for the Group and we analyzed the contract substance with the criteria of the new standard (identification of a lease contract, assessment of the duration of the contract, evaluation and determination of discount rate, etc.). On the basis of the modified retrospective method, the main expected impact on the consolidated financial statements is an increase of about $35.0 million - $45.0 million in “right-of-use” assets and an increase in lease liabilities under contracts in which the Group is a lessee and currently identified as “operating lease” contracts. These contracts mainly include office buildings, laboratories, production facilities and storage facilities. Commitments related to these contracts are currently presented as off-balance sheet commitments (see Note 18 Commitments) in “facility lease agreements” which are presented without application of a discount rate. In our statements of consolidated operations, the application of this standard will result in a reduction in rental expenses under “operating leases” and an increase in depreciation and financial expenses.

2.2 Change in the presentation currency of the financial statements

The Consolidated Financial Statements are presented in U.S. dollars, which differs from the functional currency of Cellectis S.A., which is the Euro. We decided to change the reporting currency from Euro to U.S. dollars in the third quarter of 2017, using the retrospective method. We believe that this change will enhance comparability with peers, which primarily present their financial statements in U.S. dollars.

The effects of the change in presentation currency on the comparative consolidated financial statements are as follows:

•

The various items of assets and liabilities in dollars correspond to the amounts published in euros converted at the European Central Bank’s (“ECB”) daily reference exchange rate for dollar / euro exchanges (as published by Banque de France) at the end of the period. The same methodology is applied for total equity. As a result, the change in the presentation currency of the consolidated financial statements has no effect on the various items of assets and liabilities in dollars, or on total equity. Equity transactions that occurred in 2015 and 2016 are converted at the historical exchange rates instead of the exchange rates at the end of the period. Net loss for 2015 and 2016 is converted at the average exchange rate for the respective period. The offsetting impact of these are included in currency translation adjustment.

•

The recalculation of translation adjustments has an effect on the allocation of total equity for the comparative periods presented between currency translation adjustments and other components of shareholders’ equity and the amount of other comprehensive income (loss), such as indicated in the following tables:

As of December 31, 2016	Consolidated financial statement as reported (€ in thousand)	Consolidated financial statement as reported converted (a) ($ in thousand)	Adjustments (b)	Consolidated financial statement ($ in thousand)
Total non-current assets	17,963	18,935	—	18,935
Total current assets	296,459	312,497	—	312,497

TOTAL ASSETS	314,422	331,432	—	331,432

Shareholders’ equity
Capital	1,767	1,862	470	2,332
Premiums, Retained earnings (deficit) and Net income (loss)	254,834	268,622	24,432	293,054
Treasury share reserve	(307)	(324)	(92)	(416)
Currency translation adjustment	2,501	2,636	(24,810)	(22,174)

Total shareholders’ equity - Group Share	258,795	272,795	—	272,795

Non-controlling interests	1,779	1,875	—	1,875
Total shareholders’ equity	260,574	274,671	—	274,671
Total non-current liabilities	560	590	—	590
Total current liabilities	53,288	56,171	—	56,171

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	314,422	331,432	—	331,432

(a)	Converted at the ECB’s closing daily reference exchange rate for dollar / euro exchanges (as published by Banque de France) at the end of the period, i.e., 0.94867 euro for 1 dollar.
(b)

Difference between the historical exchange rates and the ECB’s closing daily reference exchange rate for dollar / euro exchanges (as published by Banque de France) at the end of the period, i.e. 0.94867 euro for 1 dollar.

For the full year ended December 31, 2015	Consolidated financial statement as reported (€ in thousand)	Consolidated financial statement as reported converted (a) ($ in thousand)	Adjustments	Consolidated financial statement ($ in thousand)
Total revenues and other income	56,385	62,565	—	62,565
Total operating expenses	(84,309)	(93,549)	—	(93,549)
Operating income (loss)	(27,924)	(30,984)	—	(30,984)
Financial gain (loss)	7,550	8,378	—	8,378
Income tax	—	—	—	—
Income (loss) from continuing operations	(20,373)	(22,606)	—	(22,606)
Loss from discontinued operations	—	—	—	—
Net income (loss)	(20,373)	(22,606)	—	(22,606)

(a)

Converted at the average for the applicable annual period of the ECB’s daily reference exchange rate for dollar / euro exchanges (as published by Banque de France), i.e 0.90121 euro for 1 dollar in 2015.

For the full year ended December 31, 2016	Consolidated financial statement as reported (€ in thousand)	Consolidated financial statement as reported converted (a) ($ in thousand)	Adjustments	Consolidated financial statement ($ in thousand)
Total revenues and other income	51,007	56,444	—	56,444
Total operating expenses	(111,824)	(123,746)	—	(123,746)
Operating income (loss)	(60,818)	(67,302)	—	(67,302)
Financial gain (loss)	42	46	—	46
Income tax	—	—	—	—
Income (loss) from continuing operations	(60,776)	(67,255)	—	(67,255)
Loss from discontinued operations	—	—	—	—
Net income (loss)	(60,776)	(67,255)	—	(67,255)

(a)

Converted at the average for the applicable annual period of the ECB’s daily reference exchange rate for dollar / euro exchanges (as published by Banque de France), i.e. 0.90366 euro for 1 dollar in 2016.

By convention and for practicability purpose, the differences have been recalculated on a cumulative basis from January 1, 2014 instead of the date of adoption of IFRS.

The amounts shown in the income statements and in the cash flow statements in dollars correspond to the amounts reported in euros converted at the average for the applicable annual period of the ECB’s daily reference exchange rate for dollar / euro exchanges (as published by Banque de France).

All financial information (unless indicated otherwise) is presented in thousands of U.S. dollars.

The statements of financial position of consolidated entities having a functional currency different from the U.S. dollar are translated into U.S. dollars at the closing exchange rate (spot exchange rate at the statement of financial position date) and the statements of operations, statements of comprehensive income (loss) and statements of cash flows of such consolidated entities are translated at the average period to date exchange rate. The resulting translation adjustments are included in equity under the caption “Accumulated other comprehensive income (loss)” in the Consolidated Statements of Changes in Shareholders’ Equity.

2.3 IFRS15 application

IFRS 15 “Revenue from Contracts with Customers” establishes a comprehensive framework for determining whether, how much and when revenue is recognized. It replaces existing revenue recognition guidance, including IAS 18 “Revenue”. IFRS 15 is effective for annual reporting periods beginning on or after January 1, 2018.

The different categories of contracts with customers of Cellectis, which have been reviewed are:

•	Collaboration agreements and;

•	Licensing agreements.

Cellectis applies IFRS 15 with effect from January 1, 2018 using the full retrospective method. The application of IFRS 15 led to a deferral of collaboration revenue (specifically milestone payments) from fiscal year 2015 with a negative opening equity adjustment of $1.7 million as of January 1, 2016. Except for this opening equity impact presented below, IFRS 15 has no impact in the financial statements for fiscal years 2016 and 2017.

	January 1st, 2016 as presented	IFRS 15 restatement	January 1st, 2016 as restated
	$ in thousands
Total non-current assets	7,451	—	7,451

Total current assets	363,863	—	363,863

TOTAL ASSETS	371,314	—	371,314

Shareholders’ equity			—
Share capital	2,323	—	2,323
Premiums related to the share capital	509,938	—	509,938
Treasury share reserve	(279)	—	(279)
Currency translation adjustment	(17,853)	34	(17,819)
Retained earnings (deficit)	(185,120)	—	(185,120)
Net income (loss)	(22,796)	(1,775)	(24,571)

Total shareholders’ equity - Group Share	286,212	(1,742)	284,471
Non-controlling interests	789	—	789

Total shareholders’ equity	287,002	(1,742)	285,260

Total non-current liabilities	548	—	548

Current liabilities			—
Current financial liabilities	2,091	—	2,091
Trade payables	7,197	—	7,197
Deferred revenues and contract liabilities	59,615	1,742	61,357
Current provisions	1,038	—	1,038
Other current liabilities	13,823	—	13,823

Total current liabilities	83,765	1,742	85,506

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	371,314	—	371,314

	December 31, 2016 as presented	IFRS 15 restatement	December 31, 2016 as restated
		$ in thousands
Total non-current assets	18,935	—	18,935

Total current assets	312,498	—	312,498

TOTAL ASSETS	331,432	—	331,432

Shareholders’ equity			—
Share capital	2,332	—	2,332
Premiums related to the share capital	568,185	—	568,185
Treasury share reserve	(416)	—	(416)
Currency translation adjustment	(22,174)	89	(22,085)
Retained earnings (deficit)	(207,875)	(1,775)	(209,650)
Net income (loss)	(67,255)	—	(67,255)

Total shareholders’ equity - Group Share	272,795	(1,686)	271,109
Non-controlling interests	1,876	—	1,876

Total shareholders’ equity	274,671	(1,686)	272,985

Total non-current liabilities	590	—	590

Current liabilities			—
Current financial liabilities	1,730	—	1,730
Trade payables	9,722	—	9,722
Deferred revenues and contract liabilities	38,929	1,686	40,615
Current provisions	594	—	594
Other current liabilities	5,196	—	5,196

Total current liabilities	56,171	1,686	57,857

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	331,432	—	331,432

	December 31, 2017 as presented	IFRS 15 restatement	December 31, 2017 as restated
	$ in thousands
Total non-current assets	9,661	—	9,661

Total current assets	323,221	—	323,221

TOTAL ASSETS	332,882	—	332,882

Shareholders’ equity			—
Share capital	2,367	—	2,367
Premiums related to the share capital	614,037	—	614,037
Treasury share reserve	(297)	—	(297)
Currency translation adjustment	1,978	(144)	1,834
Retained earnings (deficit)	(251,927)	(1,775)	(253,702)
Net income (loss)	(99,368)	—	(99,368)

Total shareholders’ equity - Group Share	266,791	(1,919)	264,873
Non-controlling interests	19,113	—	19,113

Total shareholders’ equity	285,904	(1,919)	283,985

Total non-current liabilities	3,443	—	3,443

Current liabilities			—
Current financial liabilities	21	—	21
Trade payables	9,460	—	9,460
Deferred revenues and contract liabilities	26,056	1,919	27,975
Current provisions	1,427	—	1,427
Other current liabilities	6,570	—	6,570

Total current liabilities	43,534	1,919	45,453

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	332,882	—	332,882

	Share Capital Ordinary Shares							Equity
$ in thousands	Number of shares	Amount	Premiums related to share capital	Treasury shares reserve	Currency translation adjustment	Retained earnings (deficit)	Income (Loss)	attributable to shareholders of Cellectis	Non controlling interests	Total Shareholders’ Equity
As of January 1, 2016, as presented	35,178,614	2,323	509,938	(279)	(17,853)	(185,120)	(22,796)	286,212	789	287,002
IFRS 15 restatement	—	—	—	—	34	—	(1,775)	(1,742)	—	(1,742)
As of January 1, 2016, as restated	35,178,614	2,323	509,938	(279)	(17,819)	(185,120)	(24,571)	284,471	789	285,260

	Share Capital Ordinary Shares							Equity
$ in thousands	Number of shares	Amount	Premiums related to share capital	Treasury shares reserve	Currency translation adjustment	Retained earnings (deficit)	Income (Loss)	attributable to shareholders of Cellectis	Non controlling interests	Total Shareholders’ Equity
As of January 1, 2017, as presented	35,335,060	2,332	568,185	(416)	(22,174)	(207,875)	(67,255)	272,795	1,876	274,671
IFRS 15 restatement	—	—	—	—	89	(1,775)	—	(1,686)	—	(1,686)
As of January 1, 2017, as restated	35,335,060	2,332	568,185	(416)	(22,085)	(209,651)	(67,255)	271,109	1,876	272,984

	Share Capital Ordinary Shares							Equity
$ in thousands	Number of shares	Amount	Premiums related to share capital	Treasury shares reserve	Currency translation adjustment	Retained earnings (deficit)	Income (Loss)	attributable to shareholders of Cellectis	Non controlling interests	Total Shareholders’ Equity
As of January 1, 2018, as presented	35,960,062	2,367	614,037	(297)	1,978	(251,927)	(99,368)	266,791	19,113	285,904
IFRS 15 restatement	—	—	—	—	(143)	(1,775)	—	(1,919)	—	(1,919)
As of January 1, 2018, as restated	35,960,062	2,367	614,037	(297)	1,835	(253,702)	(99,368)	264,873	19,113	283,986

	As of December 31,	IFRS 15	As of December 31,
	2016, as presented	restatement	2016, as restated
	$ in thousands
Deferred revenues and contract liabilities	38,929	1,686	40,615

Total Deferred revenue and contract liabilities	38,929	1,686	40,615

	As of December 31,	IFRS 15	As of December 31,
	2017, as presented	restatement	2017, as restated
	$ in thousands
Deferred revenues and contract liabilities	26,056	1,919	27,975

Total Deferred revenue and contract liabilities	26,056	1,919	27,975

2.4 Basis of consolidation

Accounting policy

We control all the legal entities included in the consolidation. An investor controls an investee when the investor is exposed to variable returns from its involvement with the investee, and has the ability to affect those returns through its power over the investee. Control requires power, exposure to variability of returns and a linkage between the two.

To have power, the investor needs to have existing rights that give it the current ability to direct the relevant activities that significantly affect the investee’s returns.

In order to ascertain control, potential voting rights which are substantial are taken into consideration.

Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary.

All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full consolidation.

Consolidated entities

For the year ended December 31, 2018, the consolidated group of companies (sometimes referred to as the “Group”) includes Cellectis S.A., Cellectis, Inc. and Calyxt, Inc.

As of December 31, 2018, Cellectis S.A. owns 100% of Cellectis, Inc. and approximately 69.5% of Calyxt’s outstanding shares of common stock. As of December 31, 2017, Cellectis S.A. owned 100% of Cellectis, Inc. and approximately 79.7% of Calyxt’s outstanding shares of common stock.

Until July 25, 2017, Cellectis S.A. fully owned Calyxt, Inc. On July 25, 2017, Calyxt closed its IPO with $64.4 million in gross proceeds to Calyxt from the sale of 8,050,000 shares at $8 per share, including the full exercise of the underwriter’s over-allotment option and Cellectis’ purchase of $20.0 million of shares in the IPO. On May 22, 2018, Calyxt, Inc. completed a follow-on offering of its common stock. Calyxt, Inc. sold an aggregate of 4,057,500 shares of common stock at a price of $15.00 per share, including 457,500 shares of common stock pursuant to the exercise of the underwriters’ option to purchase additional shares. In the aggregate, Calyxt, Inc. received net proceeds from the follow-on offering and exercise of the overallotment option of approximately $57.0 million, after deducting underwriting discounts and commissions of $3.2 million and offering expenses totaling approximately $0.7 million. As part of the follow-on offering, Cellectis SA purchased 550,000 shares of common stock for a value of $8.3 million, the proceeds of which are included in the net proceeds of approximately $57.0 million.

Our 2016 Consolidated Financial Statements include the operations of Cellectis S.A., Cellectis, Inc. and Calyxt, Inc. The two subsidiaries were fully owned by Cellectis S.A. during the year ended December 31, 2016.

Non-controlling interests

Non-controlling shareholders hold a 30.5% interest in Calyxt, Inc. as of December 31, 2018 and a 20.3% interest in Calyxt, Inc. as of December 31, 2017. These non-controlling interests were generated during the initial public offering of Calyxt, Inc. and a follow-on offering as described above.

2.5 Foreign currency

Foreign currency transactions and balances

Significant transactions in foreign currencies are translated into the respective functional currencies at the exchange rates effective at the transaction dates, otherwise the average rate of the previous month is used for non-significant transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the exchange rate effective at the period end date.

The resulting exchange gains or losses are recorded in the consolidated statements of operations in financial gain (loss).

Foreign currency translation

The assets and liabilities of foreign operations having a functional currency different from the euro are translated into euros at the period end exchange rate. The income and expenses of foreign operations are translated into euros using the average exchange rate for the reporting period.

Gains and losses arising from currency translation are recognized in other comprehensive loss.

Consolidated financial statements are then converted into dollars using the method described in Note 2.2.

The difference in effect of exchange rate changes on cash and cash equivalents between the statements of consolidated operations and consolidated cash flows is mainly explained by the following elements:

•	the differential between the average exchange rate and the period end rates applied to the cash flows of the period;

•	the differential between the opening exchange rates and the period end exchanges rate applied on our opening cash and cash equivalents balance denominated in dollars; and

•	the foreign exchange rate impact of the conversion of the financial statements of our US subsidiaries.

2.6 Use of judgment, estimates and assumptions

The preparation of these consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, including the disclosure of contingent liabilities. Actual amounts may differ from those estimates.

The Group’s exposure to risks and uncertainties is disclosed in Note 7.3: Financial instruments risk management and policies.

Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the period end date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

•	Revenue recognition – Note 3.1

•	Share-based payments – Note 15

•	Provisions for risks and charges – Note 17